Fair value - Financial instruments (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Carrying amount
Estimated fair value Asset (Liability)
Cash and cash equivalents	¥ 305,942	¥ 269,902
Short-term investments	1,947	2
Long-term investments	38	160
Short-term loan receivable	49	171
Long-term loan receivable	134	42
Short-term borrowings	(81,092)	(52,401)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(60,941)	(55,161)
Bonds including the current portion	(150,000)	(171,455)
Estimated fair value
Estimated fair value Asset (Liability)
Cash and cash equivalents	305,942	269,902
Short-term investments	1,947	2
Long-term investments	38	160
Short-term loan receivable	49	171
Long-term loan receivable	135	41
Short-term borrowings	(81,092)	(52,401)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(61,066)	(55,099)
Bonds including the current portion	¥ (151,541)	¥ (183,687)